Leases (Supplemental Balance Sheet Information Related to Operating Leases) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease right-of-use assets	$ 13,333
Liabilities:
Current portion of lease liabilities	6,106
Non-current portion of lease liabilities	5,686
Total operating lease liabilities	$ 11,792